22 Income tax (''IR'') and social contribution (''CSL'') (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
other comprehensive income	R$ (1,607,644)		R$ 2,345,888		R$ 5,179,228
Presentation in the balance sheet:
Non-current assets	2,662,596		1,104,158		1,165,726
Non-current liabilities	273,036		381,582		1,005,493
Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance	2,516,275		2,505,529
Impact on the P&L	665,718		799,866
Impact on the equity			(789,120)
other comprehensive income	288,094
Ending balance	3,470,087		2,516,275		2,505,529
Presentation in the balance sheet:
Non-current liabilities	273,036		381,582
Assets [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance	3,238,851		2,665,762
Impact on the P&L	2,857,333		573,089
Other	(236,537)
Ending balance	5,859,647		3,238,851		2,665,762
Presentation in the balance sheet:
Non-current assets	2,662,596		1,104,158
Net [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance	722,576		160,233
Impact on the P&L	2,191,615		(226,777)
Impact on the equity			789,120
other comprehensive income	(288,094)
Other	(236,537)
Ending balance	2,389,560		722,576		160,233
Other [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance	3,783		4,273
Impact on the P&L	94,938		90,351
Impact on the equity			(90,841)
other comprehensive income	(93,284)
Ending balance	5,437		3,783		4,273
Other [Member] | Assets [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance
Impact on the P&L	62,288
Ending balance	62,288
Amortization Of Goodwill Based On Future Profitability [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance	444,075
Impact on the P&L	(50,302)
Ending balance	393,773		444,075
Amortization Of Fair Value Adjustments On The Assets From The Acquisiton Of Braskem Qpar [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance	444,075		519,623
Impact on the P&L			(75,548)
Ending balance			444,075		519,623
Amortization Of Goodwill Based On Future Profitability [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance	723,336		712,873
Impact on the P&L	(651)		10,463
Ending balance	722,685		723,336		712,873
Tax Losses (IR) And Negative Base (CSL) [Member] | Assets [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance	2,021,578		1,878,809
Impact on the P&L	129,114		142,769
Ending balance	2,150,692		2,021,578		1,878,809
Goodwill Amortized [Member] | Assets [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance	39,282		59,335
Impact on the P&L	(17,605)		(20,053)
Ending balance	21,677		39,282		59,335
Exchange Variations [Member] | Assets [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance	39,959		388,293
Impact on the P&L	1,092,392		(348,334)
Ending balance	1,132,351		39,959		388,293
Temporary Adjustments [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance	276,700		231,822
Impact on the P&L	155,887		44,878
Ending balance	432,587		276,700		231,822
Temporary Adjustments [Member] | Assets [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance	802,170	[1]	155,540
Impact on the P&L	1,555,097	[1]	646,630
Ending balance	2,357,267	[1]	802,170	[1]	155,540
Business Combination [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance	1,302		9,664
Impact on the P&L			(8,362)
Ending balance	1,302		1,302		9,664
Business Combination [Member] | Assets [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance	159,572		183,785
Impact on the P&L	(74,033)		(24,213)
Ending balance	85,539		159,572		183,785
Tax Credits [Member] | Assets [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance	176,290
Impact on the P&L	110,080		176,290
Other	(236,537)
Ending balance	49,833		176,290
Tax Depreciation [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance	1,009,912		960,202
Impact on the P&L	893,115		49,710
Ending balance	1,903,027		1,009,912		960,202
Hedge Accounting [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance
Impact on the P&L	(419,269)		700,351
Impact on the equity			(700,351)
other comprehensive income	419,269
Ending balance
Long-Term Incentive Plan ("ILP Plan") [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance
Impact on the P&L	(5,843)		(2,072)
Impact on the equity			2,072
other comprehensive income	5,843
Ending balance
Health Care [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance
Impact on the P&L	43,734
other comprehensive income	(43,734)
Ending balance
Present Value Adjustment And Amortized Cost [Member] | Liabilities [Member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Beginning balance	57,167		67,072
Impact on the P&L	(45,891)		(9,905)
Ending balance	R$ 11,276		R$ 57,167		R$ 67,072

[1]	Temporary adjustments refers to the provision for geological events in Alagoas, contingencies, impairment of assets, among other provisions